Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Total Revenue	$ 572,937	$ 307,843	$ 997,147	$ 651,874	$ 1,763,451	$ 3,293,293
Less Cost of Goods Sold	(94,170)	(62,634)	(179,364)	(129,145)	(298,051)	(586,884)
Gross Profit	478,767	245,209	817,783	522,729	1,465,400	2,706,409
Operating Costs and Expenses:
Selling, General and Administrative	1,284,824	1,537,181	3,685,447	2,958,351	6,062,758	7,602,945
Research and Development	139,689	66,447	295,924	73,280	206,406	155,630
Write-off of Offering Costs			2,656,962
Impairment Expense					577,852	914,091
Loss From Operations	(945,746)	(1,358,419)	(5,820,550)	(2,508,902)	(5,381,616)	(5,966,257)
Other Expense:
Interest Expense	(2,160,299)	(56,937)	(2,331,928)	(96,630)	(270,182)	(198,450)
Other Project Income, Net					191,746
Loss on Conversion of Senior Secured Note Payable						(695,342)
Unrealized Gain on Derivative/Warrant Liability	(12,874)	656	464,373	707	103,335
Net Loss	(3,118,919)	(1,414,700)	(7,688,105)	(2,604,825)	(5,356,717)	(6,860,049)
Deemed Dividend on Series A Convertible Preferred Stock						(793,175)
Cumulative Series A Convertible Preferred Stock Dividend Requirement						(111,333)
Net Loss Available to Common Stockholders	$ (3,118,919)	$ (1,414,700)	$ (7,688,105)	$ (2,604,825)	$ (5,356,717)	$ (7,764,557)
Net Loss per Common Share, Basic	$ (0.70)	$ (0.32)	$ (1.72)	$ (0.59)	$ (1.21)	$ (1.87)
Net Loss per Common Share, Diluted	$ (0.70)	$ (0.32)	$ (1.72)	$ (0.59)	$ (1.21)	$ (1.87)
Shares Used in Computing Net Loss per Common Share, Basic	4,460,535	4,430,535	4,457,898	4,430,535	4,430,535	4,144,122
Shares Used in Computing Net Loss per Common Share, Diluted	4,460,535	4,430,535	4,457,898	4,430,535	4,430,535	4,144,122
Product [Member]
Total Revenue	$ 558,987	$ 307,843	$ 980,947	$ 608,874	$ 1,702,451	$ 2,662,793
Product Sales Related Parties [Member]
Total Revenue	$ 13,950		16,200	18,000	36,000	30,500
Consulting Revenue [Member]
Total Revenue				$ 25,000	$ 25,000	$ 600,000